Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Details of inventories
(1)	Details of inventories as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019				December 31, 2018
	Acquisition cost		Write- down	Carrying amount	Acquisition cost	Write- down	Carrying amount
Merchandise	￦	162,485	(14,557)	147,928	268,366	(8,842)	259,524
Finished goods		4,264	(2,265)	1,999	1,260	(251)	1,009
Work in process		2,674	(539)	2,135	3,985	(338)	3,647
Raw materials		12,369	(7,967)	4,402	11,729	(2,706)	9,023
Supplies		7,112	(694)	6,418	14,850	—	14,850

	￦	188,904	(26,022)	162,882	300,190	(12,137)	288,053

Amount of the inventory write-downs charged to the consolidated statement of income and write-off of inventories
(2)	The amount of the inventory write-downs and write-off of inventories charged to statement of income are as follows:

(In millions of won)
	2019		2018	2017
Charged to cost of products that have been resold	￦	15,019	2,509	6,079
Write-off upon sale		(1,101)	(2,396)	(2,820)